Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net income	$ 57,317	$ 546,578
Items not involving cash:
Depreciation of property and equipment	7,821	4,401
Gain on disposition of assets
Stock-based compensation	806	843
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(221,771)	(8,630)
Decrease (increase) in investment tax credits	128,025	126,079
Decrease (increase) in prepaid expenses	14,132	17,405
Increase (decrease) in accounts payable	(16,840)	17,751
Increase (decrease) in accrued liabilities	(299)	1,264
Increase (decrease) in deferred rent	(9,104)
Increase (decrease) in deferred revenue	(16,505)	20,480
Cash flows provided by operating activities	(47,978)	117,950
INVESTING ACTIVITIES
Purchase of property and equipment	(6,576)	(6,054)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(6,576)	(6,054)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(22,768)	(62,863)
Increase in cash and cash equivalents	(77,322)	49,033
Cash and cash equivalents, beginning of period		418,507
Cash and cash equivalents, end of period	$ 429,202	$ 467,540